Segment information and revenue - Contract assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022
Contract assets
Contract assets	¥ 311,103			¥ 182,480
Impairment loss allowance	(82,340)			(59,852)
Contract assets, net	228,763			122,628
Less: Non-current contract assets	(868)
Current contract assets, net	227,895			122,628
Contract liabilities
Contract liabilities	173,262			186,627
Less: Non-current contract liabilities	(19,418)			(19,977)
Current contract liabilities	153,844			166,650
Revenue from performance obligations satisfied or partially satisfied in previous years	0	¥ 0	¥ 0
Implementation
Contract assets
Contract assets	271,521			163,769
Impairment loss allowance	(72,266)			(52,385)
Contract liabilities
Current contract liabilities	24,107			42,014
Transaction based and support revenue
Contract assets
Contract assets	39,582			18,711
Impairment loss allowance	(10,074)			(7,467)
Contract liabilities
Current contract liabilities	149,155			144,613
Business origination services
Contract assets
Contract assets	9,976			1,404
Operation support services
Contract assets
Contract assets	17,449			12,085
Impairment loss allowance	(4,771)			(4,779)
Contract liabilities
Current contract liabilities	90,409			87,562
Post implementation support services
Contract assets
Contract assets	12,157			5,222
Impairment loss allowance	(5,303)			(2,688)
Contract liabilities
Current contract liabilities	22,748			21,679
Risk management services
Contract liabilities
Current contract liabilities	21,629			20,997
Others
Contract liabilities
Current contract liabilities	¥ 14,369			¥ 14,375